Merchant Cash Advances and Loans Receivable - Summary of MCA (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for uncollectible merchant cash advances receivable	$ (9,602)	$ (2,739)		$ (2,042)
Merchant cash advances receivable, net	150,172	91,873	$ 47,101
Merchant cash advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances receivable, gross	131,227	77,653	49,143
Allowance for uncollectible merchant cash advances receivable	(7,241)	(1,767)	(2,042)
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances receivable, gross	28,547	16,959	0
Allowance for uncollectible merchant cash advances receivable	$ (2,361)	$ (972)	$ 0